CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Cash Flows [Abstract]
Proceeds from Income Tax Refunds	$ 1,443